Credit from Banks and Others (Schedule of Composition) (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Short-term debt
Short-term debt from financial institutions	[1]	$ 439	$ 276
Current maturities of:
Debentures		56	4
Long-term loans from financial institutions		302	26
Lease Liability		79	78
Total current maturities of short-term debt		437	108
Total Short-Term debt		876	384
Long- term debt and debentures
Long term lease liability		255	264
Loans from financial institutions		868	801
Total long- term debt and debentures		1,123	1,065
Marketable debentures		1,148	906
Non-marketable debentures		46	46
Total Marketable And Non Marketable Debentures		1,194	952
Total Long Term Debt And Marketable Debentures		2,317	2,017
Less – current maturities of:
Debentures		56	4
Long-term loans from financial institutions		302	26
Lease liability		79	78
Total current maturities of short-term debt		437	108
Long-term debt, debentures and others		$ 1,880	$ 1,909

[1]	Including $325 million from securitization and $114 million in credit from local banks.